Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	72.89%	79.37%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	70.62%	95.99%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	78.38%	112.28%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	63.35%	79.37%